CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income		$ 28,998	$ 21,393
Change in unrealized gains on marketable securities
Unrealized losses arising during the period, net of tax		(46)	0
Losses (gains) reclassified into earnings, net of tax		0	0
Change in unrealized gains (losses) on cash flow hedges
Unrealized gains (losses) arising during the period, net of tax		24,004	(5,480)
gains reclassified into earnings, net of tax	[1]	(4,163)	(1,667)
Net current-period other comprehensive income (loss)		19,795	(7,147)
Comprehensive income		$ 48,793	$ 14,246

[1]	Classified in operating expenses in the Condensed Consolidated Statement of Operations.